SCHEDULE OF INFORMATION ON SALES BY GEOGRAPHIC DISTRIBUTION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales	$ 66	$ 44	$ 210	$ 263
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales			171	142
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales				110
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales			31	10
PERU
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales			8
TÜRKIYE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales				$ 1